Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000018545
Average Annual Return [Line Items]
Average Annual Return, Percent	20.50%	12.42%	11.07%
C000018546
Average Annual Return [Line Items]
Average Annual Return, Percent	8.53%	8.00%	7.31%
C000018547
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%	4.23%	4.70%
C000018549
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%	(0.87%)	1.04%
C000018548
Average Annual Return [Line Items]
Average Annual Return, Percent	1.42%	(0.20%)	2.75%
C000047304
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%	2.86%	3.67%
C000047305
Average Annual Return [Line Items]
Average Annual Return, Percent	9.48%	5.00%	5.15%
C000047306
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%	7.10%	6.50%
C000047307
Average Annual Return [Line Items]
Average Annual Return, Percent	13.09%	7.58%	6.97%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
MSCI World ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%	5.10%	5.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.73%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
International Developed Markets Linked Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%	5.10%	5.33%
FTSE EPRA Nareit Developed Index NET
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%	(1.00%)	2.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%